STOCKHOLDERS DEFICIT (Details) - shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STOCKHOLDERS DEFICIT
Estimated number of shares issuable for conversion at $ 162.50 per share at March 31, 2023 and December 31, 2022 respectively	14,646	16,615	239,138
Estimated number of common shares required to satisfy Conversion Premium using VWAP at period end	5,950,730	3,758,845	3,003,354
Dilution of the Company's existing shareholders	5,965,376	3,775,460	3,242,493